SEGMENT INFORMATION (Schedule of Operating Information by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Service revenues
Mobile value added services		$ 139,588	$ 106,103	$ 103,519
Advertising services		71,721	72,903	36,623
Enterprise mobility		27,416	16,035	14,174
Other services		5,352	4,641	3,559
Product revenues
Enterprise mobility		162,614	132,642	38,827
Total net revenues		406,691	332,324	196,702
Cost of revenues		(319,352)	(226,651)	(80,928)
Gross profit		87,339	105,673	115,774
Operating expenses
Sales and marketing expenses		(26,752)	(29,962)	(25,810)
General and administrative expenses		(65,458)	(131,001)	(77,026)
Research and development expenses		(29,020)	(25,665)	(17,437)
Total operating expenses		(121,230)	(186,628)	(120,273)
(Loss)/income from operations		(33,891)	(80,955)	(4,499)
Interest income/(expenses), net		(4,662)	$ (5,360)	$ 411
Realized gain on disposal of a subsidiary		56,211
Realized gain on available-for-sale investments	$ 65	1,435	$ 65	$ 5
Impairment loss		(15,452)	(5,967)
Foreign currency exchange gain/(loss)		(1,693)	(391)	$ 1,784
Other income net		6,778	19,514	2,083
Profit/(loss)before income taxes		8,726	(73,094)	(216)
Income tax expense		(9,243)	(5,518)	(1,117)
Net income/(loss)		(517)	(78,612)	(1,333)
Operating Segments [Member] | Consumer [Member]
Service revenues
Mobile value added services		139,588	106,103	103,519
Advertising services		$ 71,721	$ 72,903	$ 36,623
Enterprise mobility
Other services		$ 5,352	$ 4,641	$ 3,559
Product revenues
Enterprise mobility
Total net revenues		$ 216,661	$ 183,647	$ 143,701
Cost of revenues		(147,544)	(92,172)	(41,430)
Gross profit		69,117	91,475	102,271
Operating expenses
Sales and marketing expenses		(19,698)	(25,307)	(23,143)
General and administrative expenses		(60,843)	(126,491)	(74,966)
Research and development expenses		(16,031)	(17,905)	(15,063)
Total operating expenses		(96,572)	(169,703)	(113,172)
(Loss)/income from operations		(27,455)	(78,228)	(10,901)
Interest income/(expenses), net		(4,001)	(5,382)	393
Realized gain on disposal of a subsidiary		56,211
Realized gain on available-for-sale investments		1,435	65	5
Impairment loss		(12,913)	(5,967)
Foreign currency exchange gain/(loss)		(1,693)	(391)	1,784
Other income net		3,776	18,389	2,073
Profit/(loss)before income taxes		15,360	(71,514)	(6,646)
Income tax expense		(9,072)	(5,766)	(555)
Net income/(loss)		$ 6,288	$ (77,280)	$ (7,201)
Operating Segments [Member] | Enterprise [Member]
Service revenues
Mobile value added services
Advertising services
Enterprise mobility		$ 27,416	$ 16,035	$ 14,174
Other services
Product revenues
Enterprise mobility		$ 162,614	$ 132,642	$ 38,827
Total net revenues		190,030	148,677	53,001
Cost of revenues		(171,808)	(134,479)	(39,498)
Gross profit		18,222	14,198	13,503
Operating expenses
Sales and marketing expenses		(7,054)	(4,655)	(2,667)
General and administrative expenses		(4,615)	(4,510)	(2,060)
Research and development expenses		(12,989)	(7,760)	(2,374)
Total operating expenses		(24,658)	(16,925)	(7,101)
(Loss)/income from operations		(6,436)	(2,727)	6,402
Interest income/(expenses), net		$ (661)	$ 22	$ 18
Realized gain on disposal of a subsidiary
Realized gain on available-for-sale investments
Impairment loss		$ (2,539)
Foreign currency exchange gain/(loss)
Other income net		$ 3,002	$ 1,125	$ 10
Profit/(loss)before income taxes		(6,634)	(1,580)	6,430
Income tax expense		(171)	248	(562)
Net income/(loss)		$ (6,805)	$ (1,332)	$ 5,868